Premises and Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment [Abstract]
Depreciation	$ 494	$ 497	$ 524